Note 10 - Asset Retirement Obligations	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Asset Retirement Obligation Disclosure [Text Block]
10.	ASSET RETIREMENT OBLIGATIONS

The asset retirement obligations are principally related to leasehold office premises and a data center which, at the end of the lease, the Company is contractually obligated to restore.

The movements in asset retirement obligations for the years ended
March 31, 2017
and
2018
were as follows:

	Thousands of Yen
	2017	2018
Balance at beginning of the year	¥595,183	¥639,494

Liabilities incurred	31,980	49,609
Liabilities settled	-	(7,608)
Accretion expense	12,331	12,714

Balance at end of the year	¥639,494	¥694,209